License and Distribution Arrangements	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
License and Distribution Arrangements
5.	License and distribution arrangements

(a)	License Agreement for U.S. and Canada

On January 16, 2018, the Company, through AEZS Germany, entered into License Agreement with Strongbridge Ireland Limited (“Strongbridge”) to carry out development, manufacturing, registration, regulatory and supply chain services for the commercialization of Macrilen™ (macimorelin) in the U.S. and Canada, which provides for (i) the “right to use” license relating to the Adult Indication; (ii) the sale of the right to acquire a license of a future FDA-approved Pediatric Indication; (iii) the licensee to fund 70% of the costs of a pediatric clinical trial submitted for approval to the EMA and FDA to be run by the Company with customary oversight from a joint steering committee (the “PIP”); and (iv) for a Supply Arrangement. In January 2018, the Company received a cash payment of $24,000 from Strongbridge and on July 23, 2018, Strongbridge launched product sales of Macrilen™ (macimorelin) in the U.S. Effective December 19, 2018, Strongbridge sold the entity which owned the License Agreement for the U.S. and Canadian rights to Macrilen™ (macimorelin) to Novo. In 2019, the Supply Arrangement was concluded and Novo contracted AEZS Germany to provide supply chain services for the manufacture of Macrilen™ (macimorelin).

On November 16, 2020, the Company, through AEZS Germany, entered into an amendment (the “Amendment”) of its existing License Agreement with Novo related to the development and commercialization of macimorelin.

Under the Amendment, Aeterna continues to retain all rights to macimorelin outside of the U.S. and Canada but Novo agreed to make an upfront payment to Aeterna of €5,000 ($6,109), which the Company received in December 2020. Under the Amendment, the royalty payment Aeterna receives on sales in the U.S. and Canada was reduced from 15% to 8.5% for annual net sales up to U.S.$40 million and returns to 15% or more for annual net sales of macimorelin over U.S.$40 million. Additionally, under the terms of the Amendment, the $5,000 variable payment owing to Aeterna by Novo, upon FDA approval of the pediatric indication, was waived.

Under the amended terms, Novo was also granted co-ownership of the U.S. and Canadian patents and trademarks owned by Aeterna on macimorelin but will be required to transfer co-ownership in those patents back to Aeterna on the occurrence of certain termination events.

Management has determined that the modification that grants co-ownership of the U.S. and Canadian patents and trademarks that were previously licensed by the Company to Novo is not a distinct performance obligation as the related benefits are highly interdependent and interrelated with the right to use the existing and future license indications granted under the existing license contract prior to the modification.

In addition, upon regulatory approval of macimorelin in the U.S. for the diagnosis of CGHD, if Novo determines not to commercialize macimorelin in Canada, then Aeterna has the option to exclusively license rights to macimorelin in Canada (but not in U.S.) to a third party. The Amendment also confirms that Aeterna has the right to use the results from Study P02, if successful, to support Aeterna seeking regulatory approval and ongoing efforts to seek partnering opportunities for macimorelin in other regions outside of the two countries licensed to Novo, the U.S. and Canada.

Royalty income earned under the License Agreement and the Amendment for the year ended December 31, 2020 was $67 (2019- $45).

Transaction price – license agreement prior to modification

At contract inception, upon analysis of the total discounted cash flows of both the $24,000 payment and the $5,000 payment upon FDA approval of the Pediatric Indication, the Company determined that 84% of the future revenue streams would be derived from the Adult Indication and 16% from the Pediatric Indication. On a relative fair value basis, the Company had allocated the transaction price to the performance obligations resulting in $23,600 being allocated to the Adult Indication and being recognized as license fee revenue in the consolidated statements of comprehensive loss for the year ended, December 31, 2018, and $400 being allocated to the right to a future Pediatric Indication, which was recognized as deferred revenue on the consolidated statements of financial position and amortized on a straight-line basis beginning January 2018, over a period of 5.4 years, into the consolidated statements of comprehensive loss. As at December 31, 2020, the deferred revenue balance related to this upfront payment was $185 and $74 was amortized as revenue during the year.

Transaction price – adjusted post modification

On November 16, 2020, the Company announced that it had entered into the Amendment of its existing License Agreement and received an upfront payment of €5,000 ($6,109) in December 2020. Management determined that the remaining performance obligation under the contract which provides the customer with the right to acquire a license of a future FDA approved Pediatric Indication is a distinct performance obligation before and after the modification. Accordingly, the Company accounted for the modification to the License Agreement as an adjustment to the existing License Agreement with Novo, on a prospective basis. The portion of the changes in the transaction price that was attributable to the change in royalty rate was allocated to both the Adult Indication and the Pediatric Indication . Based on change to the relative fair values of the Adult and Pediatric indication as a result of the change in the terms of the License Agreement, the Company determined that 9% of the future revenue streams should be allocated to the Adult Indication and 91% to the Pediatric Indication. Accordingly, the Company recognized $550 (€470) to the Adult Indication which was recognized in revenues for the year ended December 31, 2020 and has deferred $5,559 (€4,530) to be recognized over time on a straight-line basis until the expected FDA approval date of June 2023. As at December 31, 2020, the deferred revenue balance related to this upfront payment was $5,297 and $264 was recognized into revenue.

(iii) PIP Study

Under the Amendment, Novo and Aeterna agreed that solely Aeterna will conduct the pivotal Study P02 in partnership with a contract research organization (“CRO”). Given the full transfer of development activities to Aeterna, the percentage of Study P02 clinical trial costs that Novo is required to reimburse to Aeterna was adjusted from 70% to 100% of costs up to €9,000 (approximately $10,980) and includes reimbursement of Aeterna’s budgeted internal labor costs. Any additional external jointly approved Study P02 trial costs incurred over €9,000 (approximately $10,980) will be shared equally between Novo and Aeterna.

During 2020, the Company invoiced its licensee $1,099 (2019 – $979) as its share of the costs incurred by the Company under the PIP. The Company considers the funding arrangement under the PIP to be a collaboration arrangement under IFRS 11 and has accounted for the invoicing as a reduction of costs incurred during the period. This amount is presented in the consolidated statements of financial position as trade and other receivables and has been fully collected.

(iv) Supply Chain Arrangement

The Company agreed, in the Interim Supply Arrangement to the License Agreement, to supply ingredients for the manufacture of Macrilen™ (macimorelin) during an interim period at a price that is set ‘at cost’ without any profit margin. The Company believes the stand-alone selling price of the manufacturing ingredients to be their cost, as that approximates the amount at which Novo would be able to procure those same goods with other suppliers. In November 2019, Novo contracted with AEZS Germany, to provide supply chain services including provision of supervision of stability studies (support services) as well as API batch production and delivery of certain API and semi-finished goods. The Company has determined the stand-alone selling price of the support services and API batch production and delivery to be their respective cost, as those approximate the amount at which Novo would be able to procure those same goods and services with other suppliers.

For all supply arrangement activities, either under the Interim Supply Agreement or the Supply Agreement with Novo, in 2020, the Company invoiced $2,659 (2019 – $1,159), of which $852 in deferred revenue was recognized for prepayments received from Novo, and has received payment in full for these invoices subsequent to December 31, 2020. Of the deferred revenue balance at December 31, 2019 related to the supply chain arrangement, the Company recognized $67 for Novo’s share of supply services upon the sale of Macrilen™ (macimorelin) to Novo in 2020. These items are presented in the consolidated statements of comprehensive loss as product sales and supply chain and as cost of sales when the performance obligations have been met and deferred revenue on the consolidated statements of financial position when payments have been received in advance of revenue recognition.

(b)	License agreement for European Union and the United Kingdom

On December 7, 2020, the Company entered into an exclusive licensing agreement with Consilient Health, Ltd. (“CH” or “Consilient Health”) for the commercialization in the European Union and the United Kingdom of macimorelin in any diagnostic application, which provides for the “right to use” the licensed product subject to receipt of regulatory approvals and transfer of know how to CH no later than the end of February 2021. As per the agreement terms, the Company received a cash payment of €1,000 ($1,207) in January 2021. Management determined that, at December 31, 2020, the Company had not obtained approval to transfer its EMA to CH, in the absence of which, CH does not have the ability to make commercial sale of macimorelin and benefit from the right to use the license by directing use of the product. Given that this key activity to be performed by the Company had not occurred by December 31, 2020, management has concluded that control to the right to use the licensed product has not transferred to CH and the license period has not commenced as at December 31, 2020. As such the Company has not recognized any amount related to this agreement in the consolidated financial statements as at December 31, 2020.

At the same time, CH contracted with AEZS Germany, to provide delivery of finished goods. The Company has determined the stand-alone selling price of the finished goods delivery to be at its cost as that approximates the amount at which CH would be able to procure those same goods and services with other suppliers. No supply of product was made to CH as at December 31, 2020.

(c)	Distribution agreement for Israel and the Palestinian Authority

On June 25, 2020, the Company announced that it had entered into an exclusive distribution and related quality agreement with MegaPharm Ltd. (“MegaPharm”), a leading Israel-based biopharmaceutical company, for the commercialization in Israel and in the Palestinian Authority of macimorelin, to be used in the diagnosis of patients with AGHD and in clinical development for the diagnosis of CGHD. Under the terms of the agreement, MegaPharm will be responsible for obtaining registration to market macimorelin in Israel and the Palestinian Authority, while the Company will be responsible for manufacturing, product supply, quality assurance and control, regulatory support, and maintenance of the relevant intellectual property. There were no products supplied under this agreement during the year ended December 31, 2020.